INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of income tax expense
	2025	2024

Current income tax expense	$11,590	$6,288
Deferred income tax expense	1,665	33
Total income tax expense	$13,255	$6,321

Schedule of income tax expense recognized
	2025	2024

Net income before income taxes	$39,898	$14,421

Combined statutory tax rate	27.00%	27.00%

Income tax expense at the Canadian statutory rate	10,772	3,894

Reconciling items:
Effect of difference in foreign tax rates	1,260	477
Non-deductible/non-taxable items	2,893	217
Change in unrecognized deductible temporary differences	(3,279)	(147)
Impact of foreign exchange	(3,040)	761
Special mining duties	3,104	1,063
Revisions to estimates	2,975	11
Impact of change of tax rates	-	197
Share issue costs	(766)	(162)
Other items	(664)	10

Income tax expense recognized in the year	$13,255	$6,321

Schedule of deferred tax impact
	December 31,	December 31,
	2025	2024

Deferred income tax assets	$8,689	$2,993
Deferred income tax liabilities	(15,083)	(7,722)

	$(6,394)	$(4,729)

Schedule of potential deferred income tax assets and liabilities
	December 31, 2025	December 31, 2024

Reclamation provision	$-	$794
Non-capital losses	6,845	-
Other deductible temporary differences	2,009	2,199
Exploration and evaluation assets	3,036	(3,626)
Plant, equipment and mining properties	(18,284)	(4,096)

Net deferred income tax liabilities	$(6,394)	$(4,729)

Schedule of unrecognized deductible temporary differences
	December 31, 2025	December 31, 2024

Tax losses carried forward - Canada	$20,272	$18,435
Tax losses carried forward - Mexico	-	29,845
Share issue costs	2,841	922
Plant, equipment and mining properties	96	563
Exploration and evaluation assets	(7,022)	1,070
Investments	(311)	2,237

Unrecognized deductible temporary differences	$15,876	$53,072